Mortgage Servicing Rights - MSRs and Related Characteristics by Portfolio (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) BasisPoint Multiple	Dec. 31, 2020 USD ($) BasisPoint Multiple	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Servicing Assets at Fair Value [Line Items]
Fair value	$ 2,953	$ 2,210	$ 2,546	$ 2,791
Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	218,953	208,955
Fair value	$ 2,953	$ 2,210
Value (bps) | BasisPoint	135	106
Weighted-average servicing fees (bps) | BasisPoint	32	32
Multiple (value/servicing fees) | Multiple	4.18	3.26
Weighted-average note rate	3.56%	3.92%
Weighted-average age (in years)	3 years 8 months 12 days	4 years 3 months 18 days
Prepayment (constant prepayment rate)	10.30%	14.40%
Weighted-average expected life (in years)	6 years 8 months 12 days	5 years 4 months 24 days
Weighted-average option adjusted spread	6.60%	6.60%
HFA [Member] | Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 40,652	$ 40,396
Fair value	$ 527	$ 406
Value (bps) | BasisPoint	130	101
Weighted-average servicing fees (bps) | BasisPoint	36	35
Multiple (value/servicing fees) | Multiple	3.63	2.87
Weighted-average note rate	4.07%	4.43%
Weighted-average age (in years)	3 years 9 months 18 days	3 years 9 months 18 days
Prepayment (constant prepayment rate)	11.50%	14.10%
Weighted-average expected life (in years)	6 years 6 months	5 years 7 months 6 days
Weighted-average option adjusted spread	7.30%	7.70%
Government Insured [Member] | Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 21,919	$ 25,474
Fair value	$ 308	$ 261
Value (bps) | BasisPoint	141	102
Weighted-average servicing fees (bps) | BasisPoint	41	40
Multiple (value/servicing fees) | Multiple	3.43	2.56
Weighted-average note rate	3.70%	3.91%
Weighted-average age (in years)	5 years 10 months 24 days	5 years 7 months 6 days
Prepayment (constant prepayment rate)	13.20%	18.00%
Weighted-average expected life (in years)	5 years 7 months 6 days	4 years 3 months 18 days
Weighted-average option adjusted spread	7.30%	7.30%
Conventional [Member] | Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 156,382	$ 143,085
Fair value	$ 2,118	$ 1,543
Value (bps) | BasisPoint	135	108
Weighted-average servicing fees (bps) | BasisPoint	30	30
Multiple (value/servicing fees) | Multiple	4.50	3.55
Weighted-average note rate	3.41%	3.78%
Weighted-average age (in years)	3 years 3 months 18 days	4 years 2 months 12 days
Prepayment (constant prepayment rate)	9.60%	13.80%
Weighted-average expected life (in years)	6 years 10 months 24 days	5 years 6 months
Weighted-average option adjusted spread	6.30%	6.20%